Financial instruments and risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Hedge financial instruments (current and non-current)
Financial instruments and risk management
Maximum credit risk exposure	R$ 896	R$ 8,837
Cash and cash equivalents
Financial instruments and risk management
Maximum credit risk exposure	135,727	162,827
Financial investments
Financial instruments and risk management
Maximum credit risk exposure	798,786	0
Trade receivables
Financial instruments and risk management
Maximum credit risk exposure	340,519	196,256
Contract assets
Financial instruments and risk management
Maximum credit risk exposure	134,388	50,625
Other receivables (current and non-current)
Financial instruments and risk management
Maximum credit risk exposure	R$ 32,949	R$ 15,368